Digital Assets - Schedule of Movement for Digital Assets (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		$ 149,290
Ending balance		97,320
BTC [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		135,543	$ 125,048
Digital assets received from customers for products and services		30,264	116,958
Revenue generated from Bitcoin self-mining operation		25,344	32,357
Converted (to)/from other digital assets or fiat cash, net		(24,740)	(69,768)
Costs and expenses (paid)/prepaid in digital assets		(37,606)	(70,019)
Changes in fair value of digital assets		(49,218)	17,441
Repayment of long-term loans and long-term payables, net
Changes in digital asset collaterals		14,582
Proceeds from disposal of equipment
Purchase of mining equipment
Digital assets pledged to lender or supplier			(31,331)
Digital assets from borrowings
Digital assets pledged from customers			43,032
Ending balance		94,169	163,718
USDT and USDC [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		12,946
Digital assets received from customers for products and services		44,972
Revenue generated from Bitcoin self-mining operation
Converted (to)/from other digital assets or fiat cash, net		(4,557)
Costs and expenses (paid)/prepaid in digital assets		(38,951)
Changes in fair value of digital assets		34
Repayment of long-term loans and long-term payables, net		(10,600)
Changes in digital asset collaterals
Proceeds from disposal of equipment		36
Purchase of mining equipment		(1,170)
Ending balance		2,710
USDT [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance			4,817
Digital assets received from customers for products and services			57,505
Revenue generated from Bitcoin self-mining operation
Converted (to)/from other digital assets or fiat cash, net			3,433
Costs and expenses (paid)/prepaid in digital assets			(60,815)
Changes in fair value of digital assets			66
Purchase of mining equipment			(2,457)
Digital assets pledged to lender or supplier
Digital assets from borrowings			5,000
Digital assets pledged from customers
Ending balance			7,549
Others [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		800	75
Digital assets received from customers for products and services		2	23
Revenue generated from Bitcoin self-mining operation
Converted (to)/from other digital assets or fiat cash, net		(4)	2
Costs and expenses (paid)/prepaid in digital assets		(44)
Changes in fair value of digital assets		(310)	(7)
Repayment of long-term loans and long-term payables, net
Changes in digital asset collaterals
Proceeds from disposal of equipment
Purchase of mining equipment
Digital assets pledged to lender or supplier
Digital assets from borrowings
Digital assets pledged from customers
Ending balance		444	93
Digital Assets [Member]
Schedule of Movement for Digital Assets [Line Items]
Beginning balance		149,289	129,940
Digital assets received from customers for products and services		75,238	174,486
Revenue generated from Bitcoin self-mining operation		25,344	32,357
Converted (to)/from other digital assets or fiat cash, net		(29,301)	(66,333)
Costs and expenses (paid)/prepaid in digital assets		(76,601)	(130,834)
Changes in fair value of digital assets		(49,494)	17,500
Repayment of long-term loans and long-term payables, net		(10,600)
Changes in digital asset collaterals	[1]	14,582
Proceeds from disposal of equipment		36
Purchase of mining equipment		(1,170)	(2,457)
Digital assets pledged to lender or supplier			(31,331)
Digital assets from borrowings			5,000
Digital assets pledged from customers			43,032
Ending balance		$ 97,323	$ 171,360

[1]	The changes in digital asset collaterals include the fair value changes between the settlement value and original costs of the BTC collaterals